GENERAL (Details)	Dec. 31, 2017 carrier vessel drilling_rig tanker	Dec. 31, 2016 vessel	Oct. 31, 2015 vessel
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of very large crude oil carriers owned	9
Number of Suezmax crude oil carriers owned	2
Number of Supramax drybulk carriers owned	5
Number of Handysize drybulk carriers owned	7
Number of Kamsarmax drybulk carriers owned	2
Number of Capesize drybulk carriers owned	8
Number of container vessels owned | vessel	22
Number of container vessels contracted to be chartered in | vessel	2	1	2
Number of car carriers	2
Number of jack-up drilling rigs owned | drilling_rig	2
Number of ultra-deepwater drilling units owned by wholly-owned subsidiaries accounted for using the equity method | drilling_rig	2
Number of offshore supply vessels owned | vessel	5
Number of chemical tankers owned | tanker	2
Number of oil product tankers contracted to be acquired | tanker	2
Number of jack-up drilling rigs owned by wholly-owned subsidiaries account for using the equity method | drilling_rig	1